SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)
The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
The following disclosure is added to the “Diversification Status” sub-section under the “INVESTMENT RESTRICTIONS” heading of the fund’s Statement of Additional Information:
Xtrackers MSCI USA ESG Leaders Equity ETF is classified as “diversified” under the 1940 Act.
Please Retain This Supplement for Future Reference
March 10, 2022
SAISTKR22-07